BASIS OF PREPARATION (Details)		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Essakane S.A.
Disclosure of subsidiaries/divisions [line items]
Ownership interest in subsidiary/divisions		90.00%	90.00%
Rosebel Gold Mines N.V.
Disclosure of subsidiaries/divisions [line items]
Ownership interest in subsidiary/divisions		95.00%	95.00%
Doyon division including the Westwood mine
Disclosure of subsidiaries/divisions [line items]
Ownership interest in subsidiary/divisions		100.00%	100.00%
Côté Gold
Disclosure of subsidiaries/divisions [line items]
Ownership interest in subsidiary/divisions		70.00%	100.00%
Euro Ressources S.A.
Disclosure of subsidiaries/divisions [line items]
Ownership interest in subsidiary/divisions		90.00%	90.00%
Merrex Gold Inc.
Disclosure of subsidiaries/divisions [line items]
Ownership interest in subsidiary/divisions	100.00%	100.00%	23.00%
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of incorporated joint ventures [line items]
Ownership interest in incorporated joint venture		41.00%	41.00%